Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.

The classification of our operating and finance leases in the Consolidated Balance Sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2024	2023
Assets:
Operating ROU asset	Operating lease right-of-use assets	102	103
Finance ROU asset, net (1)	Other non-current assets	16	14
Total lease assets		118	117

Liabilities:
Operating lease liability, current	Other current liabilities	24	22
Finance lease liability, current	Other current liabilities	7	6
Operating lease liability, non-current	Operating lease liabilities	83	88
Finance lease liability, non-current	Other non-current liabilities	14	15
Total lease liabilities		128	131
(1) Finance ROU assets are recorded net of accumulated amortization of $16 million and $13 million at December 31, 2024 and 2023, respectively.
Weighted-average remaining lease terms and discount rates are as follows:

	December 31,
	2024	2023
Weighted-Average Remaining Lease Term (in years)
Operating leases	2.59	2.86
Finance leases	3.13	3.43
Weighted-Average Discount Rate
Operating leases	2.34%	2.23%
Finance leases	5.06%	5.00%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Operating lease costs	30	30	30
Finance lease costs (1)	6	8	10
Short-term lease costs	23	19	11
Variable lease costs (2)	13	14	18
(1) Includes interest on lease liabilities of $1 million, $1 million, and $2 million, for the years ended December 31, 2024, 2023, and 2022, respectively.
(2) Includes immaterial amounts related to sublease income.

Finance lease costs include amortization expense as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Amortization expense of Finance ROU assets	5	7	9

Maturities of operating and finance lease liabilities at December 31, 2024 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2025	30	8	38
2026	25	7	33
2027	18	5	23
2028	14	2	16
2029	12	1	13
Thereafter	27	—	28
Total lease payments	126	23	149
Less: Imputed interest	(19)	(2)	(21)
Present value of lease liabilities	107	21	128
(1) The maturities above exclude leases that have not yet commenced.

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	31	30	29
Financing cash flows from finance leases	6	8	9

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	24	7	7
Finance leases	7	—	3

Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.

The classification of our operating and finance leases in the Consolidated Balance Sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2024	2023
Assets:
Operating ROU asset	Operating lease right-of-use assets	102	103
Finance ROU asset, net (1)	Other non-current assets	16	14
Total lease assets		118	117

Liabilities:
Operating lease liability, current	Other current liabilities	24	22
Finance lease liability, current	Other current liabilities	7	6
Operating lease liability, non-current	Operating lease liabilities	83	88
Finance lease liability, non-current	Other non-current liabilities	14	15
Total lease liabilities		128	131
(1) Finance ROU assets are recorded net of accumulated amortization of $16 million and $13 million at December 31, 2024 and 2023, respectively.
Weighted-average remaining lease terms and discount rates are as follows:

	December 31,
	2024	2023
Weighted-Average Remaining Lease Term (in years)
Operating leases	2.59	2.86
Finance leases	3.13	3.43
Weighted-Average Discount Rate
Operating leases	2.34%	2.23%
Finance leases	5.06%	5.00%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Operating lease costs	30	30	30
Finance lease costs (1)	6	8	10
Short-term lease costs	23	19	11
Variable lease costs (2)	13	14	18
(1) Includes interest on lease liabilities of $1 million, $1 million, and $2 million, for the years ended December 31, 2024, 2023, and 2022, respectively.
(2) Includes immaterial amounts related to sublease income.

Finance lease costs include amortization expense as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Amortization expense of Finance ROU assets	5	7	9

Maturities of operating and finance lease liabilities at December 31, 2024 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2025	30	8	38
2026	25	7	33
2027	18	5	23
2028	14	2	16
2029	12	1	13
Thereafter	27	—	28
Total lease payments	126	23	149
Less: Imputed interest	(19)	(2)	(21)
Present value of lease liabilities	107	21	128
(1) The maturities above exclude leases that have not yet commenced.

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	31	30	29
Financing cash flows from finance leases	6	8	9

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	24	7	7
Finance leases	7	—	3

Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.

The classification of our operating and finance leases in the Consolidated Balance Sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2024	2023
Assets:
Operating ROU asset	Operating lease right-of-use assets	102	103
Finance ROU asset, net (1)	Other non-current assets	16	14
Total lease assets		118	117

Liabilities:
Operating lease liability, current	Other current liabilities	24	22
Finance lease liability, current	Other current liabilities	7	6
Operating lease liability, non-current	Operating lease liabilities	83	88
Finance lease liability, non-current	Other non-current liabilities	14	15
Total lease liabilities		128	131
(1) Finance ROU assets are recorded net of accumulated amortization of $16 million and $13 million at December 31, 2024 and 2023, respectively.
Weighted-average remaining lease terms and discount rates are as follows:

	December 31,
	2024	2023
Weighted-Average Remaining Lease Term (in years)
Operating leases	2.59	2.86
Finance leases	3.13	3.43
Weighted-Average Discount Rate
Operating leases	2.34%	2.23%
Finance leases	5.06%	5.00%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Operating lease costs	30	30	30
Finance lease costs (1)	6	8	10
Short-term lease costs	23	19	11
Variable lease costs (2)	13	14	18
(1) Includes interest on lease liabilities of $1 million, $1 million, and $2 million, for the years ended December 31, 2024, 2023, and 2022, respectively.
(2) Includes immaterial amounts related to sublease income.

Finance lease costs include amortization expense as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Amortization expense of Finance ROU assets	5	7	9

Maturities of operating and finance lease liabilities at December 31, 2024 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2025	30	8	38
2026	25	7	33
2027	18	5	23
2028	14	2	16
2029	12	1	13
Thereafter	27	—	28
Total lease payments	126	23	149
Less: Imputed interest	(19)	(2)	(21)
Present value of lease liabilities	107	21	128
(1) The maturities above exclude leases that have not yet commenced.

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	31	30	29
Financing cash flows from finance leases	6	8	9

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	24	7	7
Finance leases	7	—	3

Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.

The classification of our operating and finance leases in the Consolidated Balance Sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2024	2023
Assets:
Operating ROU asset	Operating lease right-of-use assets	102	103
Finance ROU asset, net (1)	Other non-current assets	16	14
Total lease assets		118	117

Liabilities:
Operating lease liability, current	Other current liabilities	24	22
Finance lease liability, current	Other current liabilities	7	6
Operating lease liability, non-current	Operating lease liabilities	83	88
Finance lease liability, non-current	Other non-current liabilities	14	15
Total lease liabilities		128	131
(1) Finance ROU assets are recorded net of accumulated amortization of $16 million and $13 million at December 31, 2024 and 2023, respectively.
Weighted-average remaining lease terms and discount rates are as follows:

	December 31,
	2024	2023
Weighted-Average Remaining Lease Term (in years)
Operating leases	2.59	2.86
Finance leases	3.13	3.43
Weighted-Average Discount Rate
Operating leases	2.34%	2.23%
Finance leases	5.06%	5.00%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Operating lease costs	30	30	30
Finance lease costs (1)	6	8	10
Short-term lease costs	23	19	11
Variable lease costs (2)	13	14	18
(1) Includes interest on lease liabilities of $1 million, $1 million, and $2 million, for the years ended December 31, 2024, 2023, and 2022, respectively.
(2) Includes immaterial amounts related to sublease income.

Finance lease costs include amortization expense as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Amortization expense of Finance ROU assets	5	7	9

Maturities of operating and finance lease liabilities at December 31, 2024 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2025	30	8	38
2026	25	7	33
2027	18	5	23
2028	14	2	16
2029	12	1	13
Thereafter	27	—	28
Total lease payments	126	23	149
Less: Imputed interest	(19)	(2)	(21)
Present value of lease liabilities	107	21	128
(1) The maturities above exclude leases that have not yet commenced.

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	31	30	29
Financing cash flows from finance leases	6	8	9

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	24	7	7
Finance leases	7	—	3